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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dec 31, 2011

Check here if Amendment [_]; Amendment Number: ________
    This Amendment (Check only one.):  [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TB Alternative Assets Ltd.
Address:  Unit 504, ICBC Tower
          3 Garden Road, Central
          Hong Kong

Form 13F File Number: 28-13681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Shujun Li
Title:  Director
Phone:  852-28787900

Signature, Place, and Date of Signing:

/s/ Shujun Li          Hong Kong, China                      Feb 8, 2012
---------------------  ------------------------------------  -----------------
     [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       10
Form 13F Information Table Value Total:   $ 68,075
                                         -----------
                                         (thousands)

List of Other Included Managers:

None.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                  --------------  --------- -------- ------------------ ---------- -------- ---------------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER            TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------            --------------  --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
SINA CORP                      ORD        G81477104   5,200    100,000 SH        DEFINED              100,000
FOCUS MEDIA HLDG LTD         SPON ADR     34415V109   9,664    495,842 SH        DEFINED              495,842
CHINDEX INTERNATIONAL INC      COM        169467107   4,200    492,994 SH        DEFINED              492,994
VISIONCHINA MEDIA INC        SPON ADR     92833U103   2,718  2,191,743 SH        DEFINED            2,191,743
SOHU COM INC                   COM        83408W103  10,926    218,523 SH        DEFINED              218,523
HOME INNS & HOTELS MGMT
  INC                        SPON ADR     43713W107   5,075    196,720 SH        DEFINED              196,720
QIHOO 360 TECHNOLOGY CO
  LTD                          ADS        74734M109  27,052  1,724,138 SH        DEFINED            1,724,138
PERFECT WORLD CO LTD      SPON ADR REP B  71372U104   1,123    107,216 SH        DEFINED              107,216
TRINA SOLAR LIMITED          SPON ADR     89628E104   1,670    250,000 SH        DEFINED              250,000
NEW ORIENTAL ED & TECH
  GRP I                      SPON ADR     647581107     447     18,600 SH        DEFINED               18,600